SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
Schedule of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2025	2024	2023
General and administrative expense	$1,449	$301	$2,126
Research and development expense	259	370	1,231
Total	$1,708	$671	$3,357